Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
HEARTLAND SELECT VALUE FUND | Investor Class
Prospectus:
Trading Symbol	HRSVX
HEARTLAND SELECT VALUE FUND | Institutional Class
Prospectus:
Trading Symbol	HNSVX
HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus:
Trading Symbol	HNMDX
HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus:
Trading Symbol	HRMDX
HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus:
Trading Symbol	HRVIX
HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus:
Trading Symbol	HNVIX
HEARTLAND VALUE FUND | Investor Class
Prospectus:
Trading Symbol	HRTVX
HEARTLAND VALUE FUND | Institutional Class
Prospectus:
Trading Symbol	HNTVX